Income taxes - Deferred tax assets not recognized (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount	$ 506,666	$ 207,579
Tax amount	139,986	58,675
Unrecognized tax benefits	4,318	2,887
Accrued interest and penalties on uncertain tax positions	1,200	900
Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards subject to expiration	583,500	583,500
Tax loss carryforwards not subject to expiration	346,100	346,100
State
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards subject to expiration	357,500
Foreign
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards subject to expiration	132,000	132,000
Tax loss carryforwards not subject to expiration	46,900
Deductible temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount	147,199	61,192
Tax amount	43,203	17,948
Tax loss carryforward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount	359,467	146,387
Tax amount	96,783	$ 40,727
Tax loss carryforward | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards subject to expiration	$ 2,200